Balance Sheet Components (Tables)	12 Months Ended
Jun. 30, 2012
Summary of Property and Equipment

Property and equipment consists of the following (in thousands):

	Year Ended June 30,
	2012	2011
Computers and equipment	$3,859	$2,725
Furniture and fixtures	290	97
Leasehold improvements	410	86

Total	4,559	2,908
Accumulated depreciation and amortization	(2,264)	(1,893)

Property and equipment, net	$2,295	$1,015

Summary of Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	Year Ended June 30,
	2012	2011
Accrued other liabilities	$640	$1,149
Sales tax payable	596	604
Customer advances	203	122
Accrued rent	110	36

Accrued liabilities	$1,549	$1,911